Income and deferred tax - Unrecognized deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	€ 1,259,916	€ 957,630	€ 668,575
Unrecognized deferred tax assets for temporary differences	10,135	10,329	14,323
Tax loss carryforwards | Not expiring
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	1,215,300	865,323	572,204
Tax loss carryforwards | Not later than five years
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	198	31,648	24,768
Tax loss carryforwards | Later than five years and not later than ten years
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	17,248	32,019	32,179
Tax loss carryforwards | Later than ten years
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	25,978	27,303	38,243
Tax credits
Tax
Unused tax losses and tax credits for which no deferred tax asset recognised	€ 1,192	€ 1,337	€ 1,181